Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Income statement and balance sheet position for operating segments

	December 31, 2022
	Financial Services	Software	Non allocated

Total revenue and income	8,083,549	1,419,841	85,555

Cost of services	(1,987,522)	(670,154)	(12,076)
Administrative expenses	(640,772)	(314,267)	(39,666)
Selling expenses	(1,245,266)	(245,071)	(20,903)
Financial expenses, net	(3,345,588)	(56,176)	(1,067)
Other income (expenses), net	(170,322)	(15,049)	(24,506)
Total adjusted expenses	(7,389,470)	(1,300,717)	(98,218)

Loss on investment in associates	(409)	(1,355)	(1,825)
Ajusted profit (loss) before income taxes	693,670	117,769	(14,488)

Income taxes and social contributions	(138,550)	(50,905)	(1,404)
Adjusted net income (loss) for the year	555,120	66,864	(15,892)

Adjusted net income (loss) for the year (not adjusting for the bond)	474,561	66,864	(15,892)
Adjusted net income (loss) for the year (adjusting for the bond)	860,242	66,864	(15,892)

	December 31, 2021
	Financial Services	Software	Non allocated

Total revenue and income	4,090,995	686,267	46,499

Cost of services	(1,328,281)	(370,854)	(14,693)
Administrative expenses	(439,683)	(180,819)	(24,314)
Selling expenses	(887,009)	(114,591)	(10,944)
Financial expenses, net	(1,091,271)	(36,936)	(57)
Other income (expenses), net	(104,285)	(9,998)	(3,879)
Total adjusted expenses	(3,850,529)	(713,198)	(53,887)

Loss on investment in associates	(941)	(48)	(9,448)
Adjusted profit (loss) before income taxes	239,525	(26,979)	(16,836)

Income taxes and social contributions	17,205	(7,067)	(2,557)
Adjusted net income (loss) for the year	256,730	(34,046)	(19,393)

Adjusted net income (loss) for the year (not adjusting for the bond)	138,170	(34,046)	(19,393)

	December 31, 2020
	Financial Services	Software	Non allocated

Total revenue and income	3,248,846	53,114	17,861

Cost of services	(749,583)	(16,046)	(4,317)
Administrative expenses	(316,751)	(28,221)	(1,906)
Selling expenses	(501,573)	(2,035)	(2,295)
Financial expenses, net	(330,391)	(1,305)	(227)
Other income (expenses), net	(30,318)	(25,146)	(9,396)
Total adjusted expenses	(1,928,616)	(72,753)	(18,141)

Loss on investment in associates	—	(4,863)	(2,074)
Ajusted profit (loss) before income taxes	1,320,230	(24,502)	(2,354)

Income taxes and social contributions	(329,416)	(5,416)	(349)
Adjusted net income (loss) for the year	990,814	(29,918)	(2,703)

Disclosure of reconciliation of segment adjusted net income loss

	December 31, 2022	December 31, 2021	December 31, 2020

Adjusted net income – Financial Services	555,120	256,730	990,814
Adjusted net income (loss) – Software	66,864	(34,046)	(29,918)
Adjusted net income (loss) – Non allocated	(15,892)	(19,393)	(2,703)
Segment adjusted net income	606,092	203,291	958,193

Adjustments from adjusted net income to consolidated net income (loss)
Mark-to-market from the investment in Banco Inter and related cost	(933,615)	(1,382,773)	—
Amortization of fair value adjustment (a)	(138,601)	(89,100)	(17,229)
Share-based compensation expenses (b)	(129,835)	(66,917)	(120,695)
Gain on previously held interest in associate	—	15,848	2,992
Other expenses (c)	17,810	(118,323)	(30,782)
Tax effect on adjustments	51,753	60,626	44,967
Consolidated net income (loss)	(526,396)	(1,377,348)	837,446

(a)Related to acquisitions. Consists of expenses resulting from the changes of the fair value adjustments as a result of the application of the acquisition method.
(b)Consists of expenses related to the vesting of one-time pre-IPO pool of share-based compensation as well as non-recurring long term incentive plans.
(c)Consists of the fair value adjustment related to associates call option, M&A and Bond issuance expenses, earn-out interests related to acquisitions, gains/losses in the sale of companies, dividends from Linx and organizational restructuring expenses..